Statement - CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Preferred Stock	Common Stock	Common Stock Payable	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Sub Total	Noncontrolling Interest	Total
Balance at Jul. 31, 2017	$ 4	$ 22,430	$ 2,168,951	$ 368,388,265	$ (445,720,566)	$ 783,150	$ (74,357,766)	$ (5,518,465)	$ (79,876,231)
Balance (in shares) at Jul. 31, 2017	79,590	22,430,121
Investment in subsidiary by noncontrolling interest								327,593	327,593
Issuance of warrants									0
Currency translation adjustment						15,272	15,272		15,272
Net Income (loss)					36,334,098		36,334,098	(385,400)	35,948,698
Balance at Jul. 31, 2018	$ 4	$ 22,430	2,168,951	368,388,265	(409,386,468)	798,422	(38,008,396)	(5,576,272)	(43,584,668)
Balance (in shares) at Jul. 31, 2018	79,590	22,430,121
Investment in subsidiary by noncontrolling interest								91,027	91,027
Issuance of common stock payable		$ 5,997	(1,917,334)	1,911,337
Issuance of common stock payable (in shares)		5,996,928
Issuance of stock options				103,194			103,194		103,194
Currency translation adjustment						1,626	1,626		1,626
Net Income (loss)					17,874,003		17,874,003	(88,256)	17,785,747
Balance at Oct. 31, 2018	$ 4	$ 28,427	251,617	370,402,796	(391,512,465)	800,048	(20,029,573)	(5,573,501)	(25,603,074)
Balance (in shares) at Oct. 31, 2018	79,590	28,427,049
Balance at Jul. 31, 2018	$ 4	$ 22,430	2,168,951	368,388,265	(409,386,468)	798,422	(38,008,396)	(5,576,272)	(43,584,668)
Balance (in shares) at Jul. 31, 2018	79,590	22,430,121
Investment in subsidiary by noncontrolling interest								227,245	227,245
Conversion of preferred series H	$ (3)	$ 25,200		(25,197)
Conversion of preferred series H (in shares)	(63,000)	25,200,000
Conversion of preferred series I	$ (1)	$ 6,639		(6,638)
Conversion of preferred series I (in shares)	(16,590)	6,639,045
Exercise of call option to acquire noncontrolling interest				(6,951,015)			(6,951,015)	5,565,285	(1,385,730)
Issuance of common stock payable		$ 6,068	(1,967,657)	1,961,589
Issuance of common stock payable (in shares)		6,068,517
Conversion of debt to equity				15,176,629			15,176,629		15,176,629
Issuance of stock options				3,006,203			3,006,203		3,006,203
Issuance of common stock for conversion of debt		$ 1,953		18,404,731			18,406,684		18,406,684
Issuance of common stock for conversion of debt (in shares)		1,953,257
Antigen dividend				(1,070,456)			(1,070,456)	1,070,456
Issuance of warrants				5,592,244			5,592,244		5,592,244
Acquisition of NCI of Regentys								9,873,553	9,873,553
Acquisition of NCI of Olaregen								11,999,559	11,999,559
Acquisition of Olaregen Series A Preferred Stock				2,520,000			2,520,000	(4,520,000)	(2,000,000)
Reclassification of equity to liability			(201,294)				(201,294)		(201,294)
Extinguishment of derivative liability associated with convertible notes				1,570,174			1,570,174		1,570,174
Currency translation adjustment						(1,206)	(1,206)		(1,206)
Net Income (loss)					(9,341,407)		(9,341,407)	(1,665,387)	(11,006,794)
Balance at Jul. 31, 2019		$ 62,290		408,566,529	(418,727,875)	797,216	(9,301,840)	16,974,439	7,672,599
Balance (in shares) at Jul. 31, 2019		62,290,940
Stock compensation expense				787,458			787,458		787,458
Issuance of common stock payable		$ 297		921,598			921,895		921,895
Issuance of common stock payable (in shares)		296,793
Conversion of debt to equity		$ 1,164		1,735,673			1,736,837		$ 1,736,837
Conversion of debt to equity (in shares)		1,164,190							1,164,190
Issuance of common stock for conversion of debt									$ 1,736,900
Issuance of common stock for conversion of debt (in shares)									1,164,190
Issuance of common stock for acquisitions		$ 960		1,150,992			1,151,952		$ 1,151,952
Issuance of common stock for acquisitions (in shares)		960,000
Reduction of derivative liabilities				1,911,487			1,911,487		1,911,487
Cancellation of shares		$ (20,376)		20,376
Cancellation of shares (in shares)		(20,375,900)
Purchase of shares in subsidiary				1,987,390			1,987,390	(1,987,390)
Currency translation adjustment						(294)	(294)		(294)
Net Income (loss)					(9,125,945)		(9,125,945)	(186,602)	(9,312,547)
Balance at Oct. 31, 2019		$ 44,335		$ 417,081,503	$ (427,853,820)	$ 796,922	$ (9,931,060)	$ 14,800,447	$ 4,869,387
Balance (in shares) at Oct. 31, 2019		44,336,023